IFRS 7 - Disclosure - Market Risk - Summary of Incremental Risk Charge by Trading Activities (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Oct. 31, 2020	Jan. 31, 2020
Market Risk [line items]
IRC (one-year measure)	$ 181.0	$ 175.3	$ 232.4
Default risk [member]
Market Risk [line items]
IRC (one-year measure)	130.5	102.6	153.4
Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	50.5	72.7	79.0
High risk [member]
Market Risk [line items]
IRC (one-year measure)	197.4
High risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	134.1
High risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	79.5
Low risk [member]
Market Risk [line items]
IRC (one-year measure)	144.6
Low risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	85.9
Low risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	45.0
Average risk [member]
Market Risk [line items]
IRC (one-year measure)	172.2	163.5	227.8
Average risk [member] | Default risk [member]
Market Risk [line items]
IRC (one-year measure)	113.1	95.4	157.6
Average risk [member] | Migration risk [member]
Market Risk [line items]
IRC (one-year measure)	$ 59.1	$ 68.1	$ 70.2